Other Real Estate Owned Net - Net of Valuation Allowances for Losses on Foreclosed Assets (Detail) (Detail) - Valuation Allowance, Other Real Estate Owned - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Real Estate Owned And Other Repossessed Assets [Line Items]
Balance, beginning of year	$ 626	$ 538
Provision for losses	288	235
Charge-offs	(293)	(147)
Balance, end of period	$ 621	$ 626